AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT FINANCIAL STATEMENTS

DECEMBER 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

American National Insurance Company and

Contract Owners of American National Variable Annuity Separate Account:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of American National Variable Annuity Separate Account (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the 2020 periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the 2020 periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets for the year or period ended December 31, 2019 and financial highlights for the four years or periods ended December 31, 2019 were audited by other auditors whose report, dated April 20, 2020, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers and when replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Houston, Texas

April 16, 2021

We have served as the auditor of American National Variable Annuity Separate Account since 2020.

American National Variable Annuity Separate Account	Appendix A

Subaccount	Statements of Net Assets	Statements of Operations for the Year	Statements Of Changes in Net Assets	Financial Highlights
	as of	ended	for the Year ended	for the Year Ended

Alger Balanced Portfolio - Class I-2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Alger Capital Appreciation Portfolio - Class I-2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Alger Growth & Income Portfolio - Class I-2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Alger Large Cap Growth Portfolio - Class I-2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Alger Mid Cap Growth Portfolio - Class I-2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Alger Small Cap Growth Portfolio - Class I-2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Federated Hermes Fund for U.S. Government Securities II	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Federated Hermes High Income Bond Fund II - Primary Shares	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Federated Hermes Kaufmann Fund II - Primary Shares	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Federated Hermes Managed Volatility Fund II - Primary Shares	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Asset Manager Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Contrafund Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Government Money Market Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Growth Opportunities Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Index 500 Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Lazard Retirement Emerging Markets Portfolio	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Lazard Retirement Small-Mid Cap Portfolio	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
MFS Core Equity Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
MFS Growth Series - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
MFS Investors Trust Series - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
MFS Research Series - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
T. Rowe Price Equity Income Portfolio	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
T. Rowe Price International Stock Portfolio	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
T. Rowe Price Limited-Term Bond Portfolio	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
T. Rowe Price Mid-Cap Growth Portfolio	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
VanEck VIP Emerging Markets Fund - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
VanEck VIP Global Hard Assets Fund - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Balanced Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Equity-Income Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Government Money Market Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Growth - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Growth and Income - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP High Income - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Mid Cap Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Overseas Portfolio - Initial Class	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Federated Quality Bond Fund II - Primary Shares	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Contrafund Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Equity-Income Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Growth and Income - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Index 500 Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Mid Cap Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Value Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Value Strategies - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	December 31, 2020	*	*	*
Invesco V.I. Diversified Dividend Fund - Series I	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Invesco V.I. Health Care Fund - Series I	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Invesco V.I. Global Real Estate Fund - Series I	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Invesco V.I. Managed Volatility Fund - Series I	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Invesco V.I. Mid Cap Growth Fund - Series I	-	#	#	#
Invesco V.I. Small Cap Equity Fund - Series I	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Invesco V.I. Technology Fund - Series I	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fidelity VIP Asset Manager Portfolio - Service Class 2	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020

* for the period April 30, 2020 to December 31, 2020.

# for the period January 1, 2020 to April 30, 2020.

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Alger Balanced Portfolio Class I-2	Alger Capital Appreciation Portfolio Class I-2	Alger Growth & Income Portfolio Class I-2	Alger Large Cap Growth Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2
ASSETS
Investments, at fair value	$459	$1,538	$406	$1,052	$1,239

Total assets	$459	$1,538	$406	$1,052	$1,239

NET ASSETS
Accumulation units	$459	$1,538	$406	$1,052	$1,239

Total net assets	$459	$1,538	$406	$1,052	$1,239

FUND SHARE INFORMATION
Number of shares	26,938	15,384	16,668	11,263	37,285

Cost of investment	$391	$1,217	$282	$645	$800

UNIT VALUE
Lowest	$1.97	$3.81	$2.15	$3.22	$3.70

Highest	$2.46	$4.88	$2.69	$3.83	$4.62

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Alger Balanced Portfolio Class I-2	Alger Capital Appreciation Portfolio Class I-2	Alger Growth & Income Portfolio Class I-2	Alger Large Cap Growth Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2
NET INVESTMENT INCOME/(LOSS)
Dividends	$5	$—	$5	$2	$—
Mortality and expense charge	(5)	(12)	(3)	(10)	(10)

Net investment income/(loss)	$—	$(12)	$2	$(8)	$(10)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	36	362	13	170	176
Change in unrealized gains/(losses)	(1)	170	32	264	326

Net realized and change in unrealized gains/(losses) on investments	35	532	45	434	502

Increase/(decrease) in net assets from operations	$35	$520	$47	$426	$492

[1] See accompanying notes to the financial statements

3

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Alger Small Cap Growth Portfolio Class I-2	Federated Hermes Fund for U.S Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
ASSETS
Investments, at fair value	$698	$466	$1,213	$483	287

Total assets	$698	$466	$1,213	$483	$287

NET ASSETS
Accumulation units	$698	$466	$1,213	$483	$287

Total net assets	$698	$466	$1,213	$483	$287

FUND SHARE INFORMATION
Number of shares	15,579	41,747	189,265	18,988	25,892

Cost of investment	$386	$450	$1,209	$350	$256

UNIT VALUE
Lowest	$3.65	$1.37	$2.64	$4.90	$1.85

Highest	$4.62	$1.85	$3.30	$5.60	$2.20

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Alger Small Cap Growth Portfolio Class I-2	Federated Hermes Fund for U.S Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
NET INVESTMENT INCOME/(LOSS)
Dividends	$6	$11	$74	$—	$7
Mortality and expense charge	(5)	(3)	(11)	(4)	(2)

Net investment income/(loss)	$1	$8	$63	$(4)	$5

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	81	2	(27)	58	2
Change in unrealized gains/(losses)	215	11	13	54	(9)

Net realized and change in unrealized gains/(losses) on investments	296	13	(14)	112	(7)

Increase/(decrease) in net assets from operations	$297	$21	$49	$108	$(2)

[1] See accompanying notes to the financial statements

4

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity VIP Asset Manager Growth Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Service Class 2	Fidelity VIP Balanced Portfolio Initial Class
ASSETS
Investments, at fair value	$250	$423	$323	$—	$17

Total assets	$250	$423	$323	$—	$17

NET ASSETS
Accumulation units	$250	$423	$323	$—	$17

Total net assets	$250	$423	$323	$—	$17

FUND SHARE INFORMATION
Number of shares	21,173	19,213	18,942	5	746

Cost of investment	$234	$295	$278	$—	$13

UNIT VALUE
Lowest	$1.58	$2.71	$2.76	$2.51	$2.97

Highest	$1.90	$3.90	$4.06	$2.51	$2.97

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity VIP Asset Manager Growth Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Service Class 2	Fidelity VIP Balanced Portfolio Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$11	$4	$4	$—	$—
Mortality and expense charge	(2)	(5)	(4)	—	—

Net investment income/(loss)	$9	$(1)	$—	$—	$—

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	12	15	6	—	—
Change in unrealized gains/(losses)	5	43	31	—	3

Net realized and change in unrealized gains/(losses) on investments	17	58	37	—	3

Increase/(decrease) in net assets from operations	$26	$57	$37	$—	$3

[1] See accompanying notes to the financial statements

5

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity- Income Portfolio Initial Class	Fidelity VIP Equity- Income Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Initial Class
ASSETS
Investments, at fair value	$3,213	$3,264	$622	$472	$608

Total assets	$3,213	$3,264	$622	$472	$608

NET ASSETS
Accumulation units	$3,213	$3,264	$622	$472	$608

Total net assets	$3,213	$3,264	$622	$472	$608

FUND SHARE INFORMATION
Number of shares	66,697	69,842	26,034	20,348	607,531

Cost of investment	$1,946	$2,224	$562	$424	$607

UNIT VALUE
Lowest	$6.23	$3.93	$5.84	$2.30	$1.30

Highest	$10.69	$4.91	$5.84	$2.78	$1.30

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity- Income Portfolio Initial Class	Fidelity VIP Equity- Income Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$7	$3	$10	$7	$2
Mortality and expense charge	(37)	(32)	(8)	(5)	(9)

Net investment income/(loss)	$(30)	$(29)	$2	$2	$(7)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	82	494	25	12	—
Change in unrealized gains/(losses)	679	493	1	1	—

Net realized and change in unrealized gains/(losses) on investments	761	987	26	13	—

Increase/(decrease) in net assets from operations	$731	$958	$28	$15	$(7)

[1] See accompanying notes to the financial statements

6

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Initial Class	Fidelity VIP Growth and Income Initial Class	Fidelity VIP Growth and Income Service Class 2	Fidelity VIP Growth Opportunities Portfolio Initial Class
ASSETS
Investments, at fair value	$2,628	$1,326	$93	$379	$888

Total assets	$2,628	$1,326	$93	$379	$888

NET ASSETS
Accumulation units	$2,628	$1,326	$93	$379	$888

Total net assets	$2,628	$1,326	$93	$379	$888

FUND SHARE INFORMATION
Number of shares	2,628,329	12,875	4,167	17,453	11,450

Cost of investment	$2,630	$714	$66	$332	$338

UNIT VALUE
Lowest	$0.88	$10.68	$2.55	$2.91	$6.35

Highest	$1.00	$10.68	$2.55	$3.32	$6.35

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Initial Class	Fidelity VIP Growth and Income Initial Class	Fidelity VIP Growth and Income Service Class 2	Fidelity VIP Growth Opportunities Portfolio Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$6	$1	$2	$7	$—
Mortality and expense charge	(21)	(15)	(1)	(4)	(9)

Net investment income/(loss)	$(15)	$(14)	$1	$3	$(9)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	—	189	11	23	127
Change in unrealized gains/(losses)	—	225	(6)	2	257

Net realized and change in unrealized gains/(losses) on investments	—	414	5	25	384

Increase/(decrease) in net assets from operations	$(15)	$400	$6	$28	$375

[1] See accompanying notes to the financial statements

7

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Fidelity Growth Opportunities Portfolio Service Class 2	Fidelity VIP High Income Initial Class	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Initial Class
ASSETS
Investments, at fair value	$1,248	$56	$3,359	$2,098	$9

Total assets	$1,248	$56	$3,359	$2,098	$9

NET ASSETS
Accumulation units	$1,248	$56	$3,359	$2,098	$9

Total net assets	$1,248	$56	$3,359	$2,098	$9

FUND SHARE INFORMATION
Number of shares	16,400	10,511	9,039	5,720	606

Cost of investment	$654	$58	$1,563	$1,497	$8

UNIT VALUE
Lowest	$4.96	$2.85	$4.32	$2.65	$2.97

Highest	$5.89	$2.85	$9.08	$3.31	$2.97

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Fidelity Growth Opportunities Portfolio Service Class 2	Fidelity VIP High Income Initial Class	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$—	$3	$52	$26	$—
Mortality and expense charge	(9)	(1)	(40)	(17)	—

Net investment income/(loss)	$(9)	$2	$12	$9	$—

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	201	—	203	337	—
Change in unrealized gains/(losses)	355	(1)	268	(71)	1

Net realized and change in unrealized gains/(losses) on investments	556	(1)	471	266	1

Increase/(decrease) in net assets from operations	$547	$1	$483	$275	$1

[1] See accompanying notes to the financial statements

8

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Initial Class	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class	Fidelity VIP Value Portfolio Service Class 2
ASSETS
Investments, at fair value	$1,025	$607	$2,648	$202	$435

Total assets	$1,025	$607	$2,648	$202	$435

NET ASSETS
Accumulation units	$1,025	$607	$2,648	$202	$435

Total net assets	$1,025	$607	$2,648	$202	$435

FUND SHARE INFORMATION
Number of shares	74,709	15,678	71,004	7,634	27,714

Cost of investment	$979	$510	$2,269	$119	$387

UNIT VALUE
Lowest	$1.60	$7.63	$4.78	$3.17	$2.38

Highest	$1.86	$7.63	$5.96	$3.17	$2.87

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Initial Class	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class	Fidelity VIP Value Portfolio Service Class 2
NET INVESTMENT INCOME/(LOSS)
Dividends	$19	$3	$11	$1	$4
Mortality and expense charge	(4)	(7)	(24)	(2)	(4)

Net investment income/(loss)	$15	$(4)	$(13)	$(1)	$—

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	6	3	54	5	11
Change in unrealized gains/(losses)	21	88	425	22	19

Net realized and change in unrealized gains/(losses) on investments	27	91	479	27	30

Increase/(decrease) in net assets from operations	$42	$87	$466	$26	$30

[1] See accompanying notes to the financial statements

9

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Fidelity VIP Value Strategies Service Class 2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund*	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I
ASSETS
Investments, at fair value	$247	$95	$185	$152	$457

Total assets	$247	$95	$185	$152	$457

NET ASSETS
Accumulation units	$247	$95	$185	$152	$457

Total net assets	$247	$95	$185	$152	$457

FUND SHARE INFORMATION
Number of shares	18,044	892	7,205	4,522	31,095

Cost of investment	$232	$65	$172	$120	$504

UNIT VALUE
Lowest	$2.64	$29.10	$52.72	$3.30	$3.29

Highest	$3.19	$31.35	$59.27	$4.11	$4.10

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020

	Fidelity VIP Value Strategies Service Class 2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund*	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I
NET INVESTMENT INCOME/(LOSS)
Dividends	$3	$—	$5	$—	$21
Mortality and expense charge	(2)	—	(2)	(1)	(4)

Net investment income/(loss)	$1	$—	$3	$(1)	$17

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	(23)	2	3	23	17
Change in unrealized gains/(losses)	35	30	(9)	(7)	(116)

Net realized and change in unrealized gains/(losses) on investments	12	32	(6)	16	(99)

Increase/(decrease) in net assets from operations	$13	$32	$(3)	$15	$(82)

*This fund was opened in the current year

[1] See accompanying notes to the financial statements

10

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Invesco V.I. Managed Volatility Fund Series I	Invesco V.I. Mid Cap Growth Series I	Invesco V.I. Small Cap Equity Fund Series I	Invesco V.I. Technology Fund Series I	Lazard Retirement Emerging Markets Portfolio
ASSETS
Investments, at fair value	$266	$—	$213	$354	$106

Total assets	$266	$—	$213	$354	$106

NET ASSETS
Accumulation units	$266	$—	$213	$354	$106

Total net assets	$266	$—	$213	$354	$106

FUND SHARE INFORMATION
Number of shares	22,746	—	10,331	9,680	5,028

Cost of investment	$266	$—	$178	$228	$96

UNIT VALUE
Lowest	$1.79	$—	$2.64	$2.38	$3.67

Highest	$2.23	$—	$3.07	$2.83	$3.67

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020
	Invesco V.I. Managed Volatility Fund Series I	Invesco V.I. Mid Cap Growth Series I	Invesco V.I. Small Cap Equity Fund Series I	Invesco V.I. Technology Fund Series I	Lazard Retirement Emerging Markets Portfolio
NET INVESTMENT INCOME/(LOSS)
Dividends	$5	$—	$1	$—	$2
Mortality and expense charge	(2)	—	(2)	(3)	(1)

Net investment income/(loss)	$3	$—	$(1)	$(3)	$1

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	(5)	(1)	(17)	73	—
Change in unrealized gains/(losses)	(12)	(2)	63	50	(5)

Net realized and change in unrealized gains/(losses) on investments	(17)	(3)	46	123	(5)

Increase/(decrease) in net assets from operations	$(14)	$(3)	$45	$120	$(4)

[1] See accompanying notes to the financial statements

11

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	Lazard Retirement Small Mid Cap Portfolio	MFS Core Equity Portfolio Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS Research Series Initial Class
ASSETS
Investments, at fair value	$207	$322	$1,465	$222	$178

Total assets	$207	$322	$1,465	$222	$178

NET ASSETS
Accumulation units	$207	$322	$1,465	$222	$178

Total net assets	$207	$322	$1,465	$222	$178

FUND SHARE INFORMATION
Number of shares	12,696	11,544	19,842	6,082	5,424

Cost of investment	$193	$265	$844	$162	$138

UNIT VALUE
Lowest	$4.51	$45.92	$2.86	$2.92	$2.62

Highest	$4.51	$48.37	$6.19	$3.40	$3.59

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020
	Lazard Retirement Small Mid Cap Portfolio	MFS Core Equity Portfolio Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS Research Series Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$—	$2	$—	$1	$1
Mortality and expense charge	(2)	(3)	(14)	(2)	(2)

Net investment income/(loss)	$(2)	$(1)	$(14)	$(1)	$(1)

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	12	13	216	10	8
Change in unrealized gains/(losses)	1	39	168	17	17

Net realized and change in unrealized gains/(losses) on investments	13	52	384	27	25

Increase/(decrease) in net assets from operations	$11	$51	$370	$26	$24

[1] See accompanying notes to the financial statements

12

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund Initial Class
ASSETS
Investments, at fair value	$1,935	$1,386	$533	$1,725	$212

Total assets	$1,935	$1,386	$533	$1,725	$212

NET ASSETS
Accumulation units	$1,935	$1,386	$533	$1,725	$212

Total net assets	$1,935	$1,386	$533	$1,725	$212

FUND SHARE INFORMATION
Number of shares	73,837	81,174	106,526	51,540	12,533

Cost of investment	$1,940	$1,227	$519	$1,359	$146

UNIT VALUE
Lowest	$2.83	$1.56	$1.37	$5.93	$4.44

Highest	$3.54	$2.35	$1.71	$9.91	$4.44

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020
	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$41	$7	$14	$—	$4
Mortality and expense charge	(19)	(11)	(5)	(19)	(2)

Net investment income/(loss)	$22	$(4)	$9	$(19)	$2

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	(11)	62	7	170	10
Change in unrealized gains/(losses)	(38)	105	13	163	18

Net realized and change in unrealized gains/(losses) on investments	(49)	167	20	333	28

Increase/(decrease) in net assets from operations	$(27)	$163	$29	$314	$30

[1] See accompanying notes to the financial statements

13

American National Variable Annuity Separate Account

Statements of Net Assets1

As of December 31, 2020

(Amounts in thousands except for unit and share information)

VanEck VIP Global Hard Assets Fund Initial Class
ASSETS
Investments, at fair value	$28

Total assets	$28

NET ASSETS
Accumulation units	$28

Total net assets	$28

FUND SHARE INFORMATION
Number of shares	1,261

Cost of investment	$30

UNIT VALUE
Lowest	$2.38

Highest	$2.38

American National Variable Annuity Separate Account Statements of Operations[1] Year ended December 31, 2020
VanEck VIP Global Hard Assets Fund Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$—
Mortality and expense charge	—

Net investment income/(loss)	$—

NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	—
Change in unrealized gains/(losses)	4

Net realized and change in unrealized gains/(losses) on investments	4

Increase/(decrease) in net assets from operations	$4

[1] See accompanying notes to the financial statements

14

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Alger Balanced Portfolio Class I-2	Alger Capital Appreciation Portfolio Class I-2	Alger Growth & Income Portfolio Class I-2	Alger Large Cap Growth Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$—	$(12)	$2	$(8)	$(10)
Net realized gains/(losses)	36	362	13	170	176
Change in unrealized gains/(losses)	(1)	170	32	264	326
Increase/(decrease) in net assets from operations	$35	$520	$47	$426	$492

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$26	$66	$30	$10	$24
Policy terminations/withdrawals and charges	(142)	(509)	(37)	(63)	(31)
Contract maintenance fees	(21)	(44)	(16)	(23)	(38)
Increase/(decrease) in net assets from contract transactions	$(137)	$(487)	$(23)	$(76)	$(45)

INCREASE/(DECREASE) IN NET ASSETS	$(102)	$33	$24	$350	$447
NET ASSETS AT BEGINNING OF PERIOD	561	1,505	382	702	792
NET ASSETS AT END OF PERIOD	$459	$1,538	$406	$1,052	$1,239

[1] See accompanying notes to the financial statements

15

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Alger Small Cap Growth Portfolio Class I-2	Federated Hermes Fund for U.S Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$1	$8	$63	$(4)	$5
Net realized gains/(losses)	81	2	(27)	58	2
Change in unrealized gains/(losses)	215	11	13	54	(9)
Increase/(decrease) in net assets from operations	$297	$21	$49	$108	$(2)

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$17	$79	$89	$21	$21
Policy terminations/withdrawals and charges	(90)	(140)	(272)	(48)	(48)
Contract maintenance fees	(20)	(4)	(14)	(10)	(8)
Increase/(decrease) in net assets from contract transactions	$(93)	$(65)	$(197)	$(37)	$(35)

INCREASE/(DECREASE) IN NET ASSETS	$204	$(44)	$(148)	$71	$(37)
NET ASSETS AT BEGINNING OF PERIOD	494	510	1,361	412	324
NET ASSETS AT END OF PERIOD	$698	$466	$1,213	$483	$287

[1] See accompanying notes to the financial statements

16

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity VIP Asset Manager Growth Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Service Class 2	Fidelity VIP Balanced Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$9	$(1)	$—	$—	$—
Net realized gains/(losses)	12	15	6	—	—
Change in unrealized gains/(losses)	5	43	31	—	3
Increase/(decrease) in net assets from operations	$26	$57	$37	$—	$3

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$49	$5	$3	$—	$—
Policy terminations/withdrawals and charges	(189)	(18)	(10)	—	—
Contract maintenance fees	(3)	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(143)	$(13)	$(7)	$—	$—

INCREASE/(DECREASE) IN NET ASSETS	$(117)	$44	$30	$—	$3
NET ASSETS AT BEGINNING OF PERIOD	367	379	293	—	14
NET ASSETS AT END OF PERIOD	$250	$423	$323	$—	$17

[1] See accompanying notes to the financial statements

17

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity- Income Portfolio Initial Class	Fidelity VIP Equity- Income Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(30)	$(29)	$2	$2	$(7)
Net realized gains/(losses)	82	494	25	12	—
Change in unrealized gains/(losses)	679	493	1	1	—
Increase/(decrease) in net assets from operations	$731	$958	$28	$15	$(7)

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$30	$81	$2	$58	$80
Policy terminations/withdrawals and charges	(123)	(1,330)	(13)	(90)	(82)
Contract maintenance fees	—	(154)	—	(17)	—
Increase/(decrease) in net assets from contract transactions	$(93)	$(1,403)	$(11)	$(49)	$(2)

INCREASE/(DECREASE) IN NET ASSETS	$638	$(445)	$17	$(34)	$(9)
NET ASSETS AT BEGINNING OF PERIOD	2,575	3,709	605	506	617
NET ASSETS AT END OF PERIOD	$3,213	$3,264	$622	$472	$608

[1] See accompanying notes to the financial statements

18

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Initial Class	Fidelity VIP Growth and Income Initial Class	Fidelity VIP Growth and Income Service Class 2	Fidelity VIP Growth Opportunities Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(15)	$(14)	$1	$3	$(9)
Net realized gains/(losses)	—	189	11	23	127
Change in unrealized gains/(losses)	—	225	(6)	2	257
Increase/(decrease) in net assets from operations	$(15)	$400	$6	$28	$375

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$1,356	$9	$—	$40	$5
Policy terminations/withdrawals and charges	(1,344)	(99)	(20)	(68)	(107)
Contract maintenance fees	(71)	(11)	—	—	—
Increase/(decrease) in net assets from contract transactions	$(59)	$(101)	$(20)	$(28)	$(102)

INCREASE/(DECREASE) IN NET ASSETS	$(74)	$299	$(14)	$—	$273
NET ASSETS AT BEGINNING OF PERIOD	2,702	1,027	107	379	615
NET ASSETS AT END OF PERIOD	$2,628	$1,326	$93	$379	$888

[1] See accompanying notes to the financial statements

19

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Fidelity Growth Opportunities Portfolio Service Class 2	Fidelity VIP High Income Initial Class	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(9)	$2	$12	$9	$—
Net realized gains/(losses)	201	—	203	337	—
Change in unrealized gains/(losses)	355	(1)	268	(71)	1
Increase/(decrease) in net assets from operations	$547	$1	$483	$275	$1

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$154	$1	$69	$533	$—
Policy terminations/withdrawals and charges	(270)	—	(254)	(833)	(1)
Contract maintenance fees	(26)	—	—	(104)	—
Increase/(decrease) in net assets from contract transactions	$(142)	$1	$(185)	$(404)	$(1)

INCREASE/(DECREASE) IN NET ASSETS	$405	$2	$298	$(129)	$—
NET ASSETS AT BEGINNING OF PERIOD	843	54	3,061	2,227	9
NET ASSETS AT END OF PERIOD	$1,248	$56	$3,359	$2,098	$9

[1] See accompanying notes to the financial statements

20

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Initial Class	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class	Fidelity VIP Value Portfolio Service Class 2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$15	$(4)	$(13)	$(1)	$—
Net realized gains/(losses)	6	3	54	5	11
Change in unrealized gains/(losses)	21	88	425	22	19
Increase/(decrease) in net assets from operations	$42	$87	$466	$26	$30

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$481	$12	$132	$1	$162
Policy terminations/withdrawals and charges	(100)	(28)	(876)	(6)	(87)
Contract maintenance fees	(8)	—	(234)	—	(6)
Increase/(decrease) in net assets from contract transactions	$373	$(16)	$(978)	$(5)	$69

INCREASE/(DECREASE) IN NET ASSETS	$415	$71	$(512)	$21	$99
NET ASSETS AT BEGINNING OF PERIOD	610	536	3,160	181	336

NET ASSETS AT END OF PERIOD	$1,025	$607	$2,648	$202	$435

[1] See accompanying notes to the financial statements

21

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Fidelity VIP Value Strategies Service Class 2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund Series I*	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$1	$—	$3	$(1)	$17
Net realized gains/(losses)	(23)	2	3	23	17
Change in unrealized gains/(losses)	35	30	(9)	(7)	(116)
Increase/(decrease) in net assets from operations	$13	$32	$(3)	$15	$(82)

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$42	$71	$15	$8	$44
Policy terminations/withdrawals and charges	(225)	(8)	(17)	(74)	(64)
Contract maintenance fees	(11)	—	(5)	(14)	(41)
Increase/(decrease) in net assets from contract transactions	$(194)	$63	$(7)	$(80)	$(61)

INCREASE/(DECREASE) IN NET ASSETS	$(181)	$95	$(10)	$(65)	$(143)
NET ASSETS AT BEGINNING OF PERIOD	428	—	195	217	600

NET ASSETS AT END OF PERIOD	$247	$95	$185	$152	$457

*This fund was opened in the current year

[1] See accompanying notes to the financial statements

22

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Invesco V.I. Managed Volatility Fund Series I	Invesco V.I. Mid Cap Growth Fund Series I	Invesco V.I. Small Cap Equity Fund Series I	Invesco V.I. Technology Fund Series I	Lazard Retirement Emerging Markets Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$3	$—	$(1)	$(3)	$1
Net realized gains/(losses)	(5)	(1)	(17)	73	—
Change in unrealized gains/(losses)	(12)	(2)	63	50	(5)
Increase/(decrease) in net assets from operations	$(14)	$(3)	$45	$120	$(4)

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$21	$—	$17	$21	$4
Policy terminations/withdrawals and charges	(45)	(66)	(125)	(95)	(2)
Contract maintenance fees	(28)	(2)	(9)	(13)	—
Increase/(decrease) in net assets from contract transactions	$(52)	$(68)	$(117)	$(87)	$2

INCREASE/(DECREASE) IN NET ASSETS	$(66)	$(71)	$(72)	$33	$(2)
NET ASSETS AT BEGINNING OF PERIOD	332	71	285	321	108

NET ASSETS AT END OF PERIOD	$266	$—	$213	$354	$106

[1] See accompanying notes to the financial statements

23

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	Lazard Retirement Small Mid Cap Portfolio	MFS Core Equity Portfolio Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS Research Series Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(2)	$(1)	$(14)	$(1)	$(1)
Net realized gains/(losses)	12	13	216	10	8
Change in unrealized gains/(losses)	1	39	168	17	17
Increase/(decrease) in net assets from operations	$11	$51	$370	$26	$24

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$8	$19	$44	$8	$4
Policy terminations/withdrawals and charges	(4)	(27)	(196)	(8)	(16)
Contract maintenance fees	—	(3)	(11)	(4)	(3)
Increase/(decrease) in net assets from contract transactions	$4	$(11)	$(163)	$(4)	$(15)

INCREASE/(DECREASE) IN NET ASSETS	$15	$40	$207	$22	$9
NET ASSETS AT BEGINNING OF PERIOD	192	282	1,258	200	169

NET ASSETS AT END OF PERIOD	$207	$322	$1,465	$222	$178

[1] See accompanying notes to the financial statements

24

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

	T. Rowe Price Equity Income Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$22	$(4)	$9	$(19)	$2
Net realized gains/(losses)	(11)	62	7	170	10
Change in unrealized gains/(losses)	(38)	105	13	163	18
Increase/(decrease) in net assets from operations	$(27)	$163	$29	$314	$30

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$99	$73	$80	$57	$1
Policy terminations/withdrawals and charges	(373)	(110)	(315)	(228)	(4)
Contract maintenance fees	(101)	(57)	(12)	(18)	—
Increase/(decrease) in net assets from contract transactions	$(375)	$(94)	$(247)	$(189)	$(3)

INCREASE/(DECREASE) IN NET ASSETS	$(402)	$69	$(218)	$125	$27
NET ASSETS AT BEGINNING OF PERIOD	2,337	1,317	751	1,600	185

NET ASSETS AT END OF PERIOD	$1,935	$1,386	$533	$1,725	$212

[1] See accompanying notes to the financial statements

25

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2020

(Amounts in thousands)

VanEck VIP Global Hard Assets Fund Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$—
Net realized gains/(losses)	—
Change in unrealized gains/(losses)	4
Increase/(decrease) in net assets from operations	$4

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$3
Policy terminations/withdrawals and charges	—
Contract maintenance fees	—
Increase/(decrease) in net assets from contract transactions	$3

INCREASE/(DECREASE) IN NET ASSETS	$7
NET ASSETS AT BEGINNING OF PERIOD	21

NET ASSETS AT END OF PERIOD	$28

[1] See accompanying notes to the financial statements

26

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Alger Balanced Portfolio Class I-2	Alger Capital Appreciation Portfolio Class I-2	Alger Growth & Income Portfolio Class I-2	Alger Large Cap Growth Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$3	$(10)	$2	$(9)	$(10)
Net realized gains/(losses)	2	177	62	21	225
Change in unrealized gains/(losses)	88	213	32	161	13
Increase/(decrease) in net assets from operations	$93	$380	$96	$173	$228

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$25	$39	$17	$17	$21
Policy terminations/withdrawals and charges	(127)	(66)	(92)	(193)	(276)
Contract maintenance fees	(22)	(46)	(17)	(24)	(40)
Increase/(decrease) in net assets from contract transactions	$(124)	$(73)	$(92)	$(200)	$(295)

INCREASE/(DECREASE) IN NET ASSETS	$(31)	$307	$4	$(27)	$(67)
NET ASSETS AT BEGINNING OF PERIOD	592	1,198	378	729	859

NET ASSETS AT END OF PERIOD	$561	$1,505	$382	$702	$792

[1] See accompanying notes to the financial statements

27

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Alger Small Cap Growth Portfolio Class I-2	Federated Hermes Fund for U.S Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(4)	$11	$71	$(4)	$4
Net realized gains/(losses)	57	(2)	(10)	44	7
Change in unrealized gains/(losses)	60	21	105	62	50
Increase/(decrease) in net assets from operations	$113	$30	$166	$102	$61

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$24	$50	$138	$16	$24
Policy terminations/withdrawals and charges	(205)	(119)	(184)	(164)	(108)
Contract maintenance fees	(22)	(4)	(15)	(10)	(8)
Increase/(decrease) in net assets from contract transactions	$(203)	$(73)	$(61)	$(158)	$(92)

INCREASE/(DECREASE) IN NET ASSETS	$(90)	$(43)	$105	$(56)	$(31)
NET ASSETS AT BEGINNING OF PERIOD	584	553	1,256	468	355

NET ASSETS AT END OF PERIOD	$494	$510	$1,361	$412	$324

[1] See accompanying notes to the financial statements

28

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Federated Hermes Quality Bond Fund II - Primary shares	Fidelity VIP Asset Manager Growth Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio Initial Class	Fidelity VIP Asset Manager Portfolio Service Class 2	Fidelity VIP Balanced Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$9	$1	$1	$—	$—
Net realized gains/(losses)	—	34	12	—	1
Change in unrealized gains/(losses)	21	36	32	—	2
Increase/(decrease) in net assets from operations	$30	$71	$45	$—	$3

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$34	$11	$13	$—	$(1)
Policy terminations/withdrawals and charges	(30)	(47)	(34)	—	—
Contract maintenance fees	(3)	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$1	$(36)	$(21)	$—	$(1)

INCREASE/(DECREASE) IN NET ASSETS	$31	$35	$24	$—	$2
NET ASSETS AT BEGINNING OF PERIOD	336	344	269	—	12

NET ASSETS AT END OF PERIOD	$367	$379	$293	$—	$14

[1] See accompanying notes to the financial statements

29

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands except for unit and share information)

	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP Equity- Income Portfolio Initial Class	Fidelity VIP Equity- Income Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(21)	$(23)	$3	$5	$4
Net realized gains/(losses)	373	475	45	44	—
Change in unrealized gains/(losses)	274	457	81	71	—

Increase/(decrease) in net assets from operations	$626	$909	$129	$120	$4

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$8	$63	$2	$—	$6
Policy terminations/withdrawals and charges	(218)	(429)	(28)	(148)	(24)
Contract maintenance fees	—	(160)	(17)	—	—

Increase/(decrease) in net assets from contract transactions	$(210)	$(526)	$(43)	$(148)	$(18)

INCREASE/(DECREASE) IN NET ASSETS	$416	$383	$86	$(28)	$(14)
NET ASSETS AT BEGINNING OF PERIOD	2,159	3,326	519	534	661

NET ASSETS AT END OF PERIOD	$2,575	$3,709	$605	$506	$617

[1] See accompanying notes to the financial statements

30

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Growth Initial Class	Fidelity VIP Growth and Income Initial Class	Fidelity VIP Growth and Income Service Class 2	Fidelity VIP Growth Opportunities Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$31	$(11)	$2	$10	$(7)
Net realized gains/(losses)	—	142	8	40	96
Change in unrealized gains/(losses)	—	148	13	43	102

Increase/(decrease) in net assets from operations	$31	$279	$23	$93	$191

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$279	$3	$1	$9	$6
Policy terminations/withdrawals and charges	(519)	(174)	—	(70)	(82)
Contract maintenance fees	(74)	—	—	(12)	—

Increase/(decrease) in net assets from contract transactions	$(314)	$(171)	$1	$(73)	$(76)

INCREASE/(DECREASE) IN NET ASSETS	$(283)	$108	$24	$20	$115
NET ASSETS AT BEGINNING OF PERIOD	2,985	919	83	359	500

NET ASSETS AT END OF PERIOD	$2,702	$1,027	$107	$379	$615

[1] See accompanying notes to the financial statements

31

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Fidelity Growth Opportunities Portfolio Service Class 2	Fidelity VIP High Income Initial Class	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(7)	$2	$17	$19	$—
Net realized gains/(losses)	98	—	298	272	—
Change in unrealized gains/(losses)	148	4	428	268	1

Increase/(decrease) in net assets from operations	$239	$6	$743	$559	$1

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$109	$2	$60	$154	$—
Policy terminations/withdrawals and charges	(115)	—	(343)	(373)	(1)
Contract maintenance fees	(26)	—	—	(108)	—

Increase/(decrease) in net assets from contract transactions	$(32)	$2	$(283)	$(327)	$(1)

INCREASE/(DECREASE) IN NET ASSETS	$207	$8	$460	$232	$—
NET ASSETS AT BEGINNING OF PERIOD	636	46	2,601	1,995	9

NET ASSETS AT END OF PERIOD	$843	$54	$3,061	$2,227	$9

[1] See accompanying notes to the financial statements

32

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Fidelity VIP Investment Grade Bond Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Initial Class	Fidelity VIP Mid Cap Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class	Fidelity VIP Value Portfolio Service Class 2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$11	$(3)	$(7)	$1	$1
Net realized gains/(losses)	1	64	273	9	23
Change in unrealized gains/(losses)	39	41	333	30	66

Increase/(decrease) in net assets from operations	$51	$102	$599	$40	$90

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$60	$—	$99	$—	$(9)
Policy terminations/withdrawals and charges	(92)	(44)	(284)	(13)	(89)
Contract maintenance fees	(8)	—	(244)	—	(6)

Increase/(decrease) in net assets from contract transactions	$(40)	$(44)	$(429)	$(13)	$(104)

INCREASE/(DECREASE) IN NET ASSETS	$11	$58	$170	$27	$(14)
NET ASSETS AT BEGINNING OF PERIOD	599	478	2,990	154	350

NET ASSETS AT END OF PERIOD	$610	$536	$3,160	$181	$336

[1] See accompanying notes to the financial statements

33

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Fidelity VIP Value Strategies Service Class 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Managed Volatility Fund Series I
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$2	$5	$(1)	$20	$2
Net realized gains/(losses)	17	13	(56)	(2)	6
Change in unrealized gains/(losses)	88	21	108	90	42

Increase/(decrease) in net assets from operations	$107	$39	$51	$108	$50

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$16	$12	$9	$28	$16
Policy terminations/withdrawals and charges	(47)	(15)	(248)	(42)	7
Contract maintenance fees	(11)	(5)	(14)	(43)	(30)

Increase/(decrease) in net assets from contract transactions	$(42)	$(8)	$(253)	$(57)	$(7)

INCREASE/(DECREASE) IN NET ASSETS	$65	$31	$(202)	$51	$43
NET ASSETS AT BEGINNING OF PERIOD	363	164	419	549	289

NET ASSETS AT END OF PERIOD	$428	$195	$217	$600	$332

[1] See accompanying notes to the financial statements

34

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	Invesco V.I. Mid Cap Growth Fund Series I	Invesco V.I. Small Cap Equity Fund Series I	Invesco V.I. Technology Fund Series I	Lazard Retirement Emerging Markets Portfolio	Lazard Retirement Small Mid Cap Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$—	$(3)	$(3)	$—	$(2)
Net realized gains/(losses)	11	10	36	10	(5)
Change in unrealized gains/(losses)	8	62	67	7	54

Increase/(decrease) in net assets from operations	$19	$69	$100	$17	$47

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$—	$27	$17	$10	$10
Policy terminations/withdrawals and charges	(1)	(115)	(81)	(23)	(30)
Contract maintenance fees	(2)	(9)	(13)	—	—

Increase/(decrease) in net assets from contract transactions	$(3)	$(97)	$(77)	$(13)	$(20)

INCREASE/(DECREASE) IN NET ASSETS	$16	$(28)	$23	$4	$27
NET ASSETS AT BEGINNING OF PERIOD	55	313	298	104	165

NET ASSETS AT END OF PERIOD	$71	$285	$321	$108	$192

[1] See accompanying notes to the financial statements

35

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	MFS Core Equity Portfolio Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class	MFS Research Series Initial Class	T. Rowe Price Equity Income Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(1)	$(12)	$—	$—	$29
Net realized gains/(losses)	36	217	16	20	167
Change in unrealized gains/(losses)	39	158	32	23	314

Increase/(decrease) in net assets from operations	$74	$363	$48	$43	$510

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$8	$37	$9	$6	$131
Policy terminations/withdrawals and charges	(35)	(189)	(23)	(16)	(424)
Contract maintenance fees	(4)	(12)	(4)	(3)	(106)

Increase/(decrease) in net assets from contract transactions	$(31)	$(164)	$(18)	$(13)	$(399)

INCREASE/(DECREASE) IN NET ASSETS	$43	$199	$30	$30	$111
NET ASSETS AT BEGINNING OF PERIOD	239	1,059	170	139	2,226

NET ASSETS AT END OF PERIOD	$282	$1,258	$200	$169	$2,337

[1] See accompanying notes to the financial statements

36

American National Variable Annuity Separate Account

Statements of Changes Net Assets1

Year ended December 31, 2019

(Amounts in thousands)

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Hard Assets Fund Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$17	$10	$(17)	$(2)	$—
Net realized gains/(losses)	63	(1)	145	49	—
Change in unrealized gains/(losses)	227	15	259	3	2

Increase/(decrease) in net assets from operations	$307	$24	$387	$50	$2

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$80	$59	$—	$20	$1
Policy terminations/withdrawals and charges	(357)	(83)	(135)	(67)	—
Contract maintenance fees	(59)	(12)	(19)	—	—

Increase/(decrease) in net assets from contract transactions	$(336)	$(36)	$(154)	$(47)	$1

INCREASE/(DECREASE) IN NET ASSETS	$(29)	$(12)	$233	$3	$3
NET ASSETS AT BEGINNING OF PERIOD	1,346	763	1,367	182	18

NET ASSETS AT END OF PERIOD	$1,317	$751	$1,600	$185	$21

[1] See accompanying notes to the financial statements

37

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

American National Variable Annuity Separate Account (“ the Separate Account”) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (“the Sponsor”). The Separate Account began operations on April 20, 1994. The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support the following variable annuity products issued by the Sponsor:

WealthQuest Variable Annuity II

Investrac Gold Variable Annuity

WealthQuest III Variable Annuity - No Rider

WealthQuest III Variable Annuity - 6 yr Ratchet

WealthQuest III Variable Annuity - 3% Rollup

WealthQuest III Variable Annuity - 5% Rollup

WealthQuest III Group Unallocated Variable Annuity

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2020, there are 55 active subaccounts within the Separate Account:

Alger Balanced Portfolio - Class I-2	Fidelity VIP Index 500 Portfolio - Service Class 2
Alger Capital Appreciation Portfolio - Class I-2	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Alger Growth & Income Portfolio - Class I-2	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
Alger Large Cap Growth Portfolio - Class I-2	Fidelity VIP Mid Cap Portfolio - Initial Class
Alger Mid Cap Growth Portfolio - Class I-2	Fidelity VIP Mid Cap Portfolio - Service Class 2
Alger Small Cap Growth Portfolio - Class I-2	Fidelity VIP Overseas Portfolio - Initial Class
Federated Hermes Fund for U.S. Government Securities II	Fidelity VIP Value Portfolio - Service Class 2
Federated Hermes High Income Bond Fund II - Primary Shares	Fidelity VIP Value Strategies - Service Class 2
Federated Hermes Kaufmann Fund II - Primary Shares	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Federated Hermes Managed Volatility Fund II - Primary Shares	Invesco V.I. Diversified Dividend Fund - Series I
Federated Hermes Quality Bond Fund II - Primary Shares	Invesco V.I. Health Care Fund - Series I
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	Invesco V.I. Global Real Estate Fund - Series I
Fidelity VIP Asset Manager Portfolio - Initial Class	Invesco V.I. Managed Volatility Fund - Series I
Fidelity VIP Asset Manager Portfolio - Service Class 2	Invesco V.I. Mid Cap Growth Fund - Series I
Fidelity VIP Balanced Portfolio - Initial Class	Invesco V.I. Small Cap Equity Fund - Series I
Fidelity VIP Contrafund Portfolio - Initial Class	Invesco V.I. Technology Fund - Series I
Fidelity VIP Contrafund Portfolio - Service Class 2	Lazard Retirement Emerging Markets Portfolio
Fidelity VIP Equity-Income Portfolio - Initial Class	Lazard Retirement Small-Mid Cap Portfolio
Fidelity VIP Equity-Income Portfolio - Service Class 2	MFS Core Equity Portfolio - Initial Class
Fidelity VIP Government Money Market Portfolio - Initial Class	MFS Growth Series - Initial Class
Fidelity VIP Government Money Market Portfolio - Service Class 2	MFS Investors Trust Series - Initial Class
Fidelity VIP Growth - Initial Class	MFS Research Series - Initial Class
Fidelity VIP Growth and Income - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity VIP Growth and Income - Service Class 2	T. Rowe Price International Stock Portfolio
Fidelity VIP Growth Opportunities Portfolio - Initial Class	T. Rowe Price Limited-Term Bond Portfolio
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity VIP High Income - Initial Class	VanEck VIP Emerging Markets Fund - Initial Class
Fidelity VIP Index 500 Portfolio - Initial Class	VanEck VIP Global Hard Assets Fund - Initial Class

Although not all subaccounts are offered in each product, each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Hermes Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, VanEck VIP Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Lazard Retirement Series.

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of the financial statements. Actual results in the future could differ from management’s estimates. Separate Account is an investment company and follows ASC Topic 946.

The following sub-accounts were merged during December 31, 2020:

Date:	Merged from:	Merged to:
April 28, 2020	Federated Kaufmann Fund II	Federated Hermes Kaufmann Fund II
April 28, 2020	Federated Managed Volatility Fund II	Federated Hermes Managed Volatility Fund II
April 28, 2020	Federated Quality Bond Fund II	Federated Hermes Quality Bond Fund II
April 28, 2020	Federated High Income Bond Fund II	Federated Hermes High Income Bond Fund II
April 28, 2020	Federated Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
April 30, 2020	Invesco V.I. Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund

Investments - Investments in shares of the separate investment portfolios are stated at fair value. The determination of fair value is based on a three-tier hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes - The operations of the Separate Account form part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

COVID-19 - On March 11, 2020, the World Health Organization formally declared the outbreak of the novel coronavirus COVID-19 to be a pandemic. The spread of COVID-19 has caused illness, quarantines, cancellation of events and travel, alternative arrangements and shutdowns for business and schools, reduction in business activity, widespread unemployment, and overall economic and financial market instability. We are closely monitoring developments related to the COVID-19 pandemic to assess its impact on our business; however, due to the wide-ranging and highly uncertain nature of this event, it currently is not possible to estimate the ultimate direct and indirect impact of COVID-19 on the Separate Account.

(2)	SHARES PURCHASES AND SALES

For the year ended December 31, 2020, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual portfolios were as follows (in thousands):

Sub-account	Purchases	Sales
Alger Balanced Portfolio - Class I-2	$31	$167
Alger Capital Appreciation Portfolio - Class I-2	259	556
Alger Growth & Income Portfolio - Class I-2	36	56
Alger Large Cap Growth Portfolio - Class I-2	148	92
Alger Mid Cap Growth Portfolio - Class I-2	159	67
Alger Small Cap Growth Portfolio - Class I-2	61	110
Federated Hermes Fund for U.S. Government Securities II	89	146
Federated Hermes High Income Bond Fund II - Primary Shares	161	295
Federated Hermes Kaufmann Fund II - Primary Shares	62	61
Federated Hermes Managed Volatility Fund II - Primary Shares	29	59
Federated Hermes Quality Bond Fund II - Primary Shares	62	194
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	13	22
Fidelity VIP Asset Manager Portfolio - Initial Class	10	13
Fidelity VIP Asset Manager Portfolio - Service Class 2	—	—
Fidelity VIP Balanced Portfolio - Initial Class	—	—
Fidelity VIP Contrafund Portfolio - Initial Class	43	153
Fidelity VIP Contrafund Portfolio - Service Class 2	93	1,478
Fidelity VIP Equity-Income Portfolio - Initial Class	36	20
Fidelity VIP Equity-Income Portfolio - Service Class 2	71	111
Fidelity VIP Government Money Market Portfolio - Initial Class	49	88
Fidelity VIP Government Money Market Portfolio - Service Class 2	1,359	1,432
Fidelity VIP Growth - Initial Class	112	123
Fidelity VIP Growth and Income - Initial Class	7	21
Fidelity VIP Growth and Income - Service Class 2	60	71
Fidelity VIP Growth Opportunities Portfolio - Initial Class	42	109
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	206	304
Fidelity VIP High Income - Initial Class	—	1
Fidelity VIP Index 500 Portfolio - Initial Class	123	286
Fidelity VIP Index 500 Portfolio - Service Class 2	526	951
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	—	1
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	481	124
Fidelity VIP Mid Cap Portfolio - Initial Class	9	33
Fidelity VIP Mid Cap Portfolio - Service Class 2	124	1,127
Fidelity VIP Overseas Portfolio - Initial Class	3	8
Fidelity VIP Value Portfolio - Service Class 2	171	96
Fidelity VIP Value Strategies - Service Class 2	61	238
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	71	9
Invesco V.I. Diversified Dividend Fund - Series I	25	23
Invesco V.I. Health Care Fund - Series I	12	89
Invesco V.I. Global Real Estate Fund - Series I	76	109
Invesco V.I. Managed Volatility Fund - Series I	29	74
Invesco V.I. Mid Cap Growth Fund - Series I	20	67
Invesco V.I. Small Cap Equity Fund - Series I	37	133
Invesco V.I. Technology Fund - Series I	47	110
Lazard Retirement Emerging Markets Portfolio	5	3
Lazard Retirement Small-Mid Cap Portfolio	20	6
MFS Core Equity Portfolio - Initial Class	34	33
MFS Growth Series - Initial Class	132	220
MFS Investors Trust Series - Initial Class	15	14
MFS Research Series - Initial Class	12	20
T. Rowe Price Equity Income Portfolio	179	491
T. Rowe Price International Stock Portfolio	134	176
T. Rowe Price Limited-Term Bond Portfolio	93	331
T. Rowe Price Mid-Cap Growth Portfolio	166	262
VanEck VIP Emerging Markets Fund - Initial Class	11	6
VanEck VIP Global Hard Assets Fund - Initial Class	3	—

Total	$5,817	$10,789

(3)	POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges - Mortality risk and expense risk charges are assessed daily against the Separate Account net assets. This fee was assessed during 2020 on policies in both the accumulation period and the annuity period, and varied by product as follows:

WealthQuest Variable Annuity II	1.15%
Investrac Gold Variable Annuity	1.25%
Group Unallocated Variable Annuity	0.35%
WealthQuest III Variable Annuity	1.10% (with No Riders, accumulation period)
WealthQuest III Variable Annuity	1.15% (with No Riders, annuity period)
WealthQuest III Variable Annuity	1.20% (with Minimum Guaranteed. Death Benefit Rider, 6 year Ratchet)
WealthQuest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)
WealthQuest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges - The Sponsor’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$0 - 500,000	0.90%
$500,001 - 1,000,000	0.70%
$1,000,001 - 3,000,000	0.50%
$3,000,001 - 5,000,000	0.25%
$5,000,001 and above	—%

Surrender Charge - On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge - A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charge - Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence. The Sponsor’s current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization.

(4)	FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 3). Differences in fee structures result in a variety of expense ratios and total returns. The unit value, the expense ratio and the total returns are presented for the product with the lowest and highest expense ratio:

		Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Balanced Portfolio - Class I-2
December 31,	2020	211	2.07 to 1.97	459	1.22	1.20 to 1.55	8.95 to 8.84
December 31,	2019	284	1.81 to 2.24	561	3.82	1.20 to 1.55	17.53 to 19.15
December 31,	2018	347	1.54 to 1.88	592	15.06	1.20 to 1.55	(4.94) to (3.59)
December 31,	2017	463	1.62 to 1.95	842	2.62	1.20 to 1.55	13.51 to 14.71
December 31,	2016	713	1.42 to 1.70	1,145	1.96	1.20 to 1.55	6.47 to 8.28
Alger Capital Appreciation Portfolio - Class I-2
December 31,	2020	343	4.11 to 3.90	1,538	12.79	1.20 to 1.55	40.27 to 39.78
December 31,	2019	472	2.72 to 3.45	1,505	12.13	1.20 to 1.55	31.39 to 33.20
December 31,	2018	500	2.07 to 2.59	1,198	16.42	1.20 to 1.55	(1.85) to (0.38)
December 31,	2017	577	2.09 to 2.60	1,397	6.83	1.20 to 1.55	29.34 to 30.65
December 31,	2016	733	1.62 to 1.99	1,371	0.90	1.20 to 1.55	(1.18) to 0.00
Alger Growth & Income Portfolio - Class I-2
December 31,	2020	168	2.31 to 2.15	406	1.96	1.20 to 1.55	13.79 to 13.16
December 31,	2019	180	1.90 to 2.35	382	10.00	1.20 to 1.55	27.52 to 29.12
December 31,	2018	225	1.49 to 1.82	378	7.41	1.20 to 1.55	(6.29) to (4.71)
December 31,	2017	230	1.59 to 1.91	405	1.53	1.20 to 1.55	19.55 to 20.89
December 31,	2016	262	1.33 to 1.58	384	1.72	1.20 to 1.55	8.66 to 9.72
Alger Large Cap Growth Portfolio - Class I-2
December 31,	2020	317	3.22 to 3.83	1,052	16.32	1.20 to 1.25	65.13 to 66.52
December 31,	2019	349	1.86 to 2.30	702	1.82	1.20 to 1.55	25.68 to 27.07
December 31,	2018	445	1.48 to 1.81	729	17.32	1.20 to 1.55	0.64 to 1.69
December 31,	2017	504	1.47 to 1.78	818	9.11	1.20 to 1.55	26.61 to 28.06
December 31,	2016	617	1.16 to 1.39	786	0.35	1.20 to 1.55	(2.52) to (1.42)
Alger Mid Cap Growth Portfolio - Class I-2
December 31,	2020	307	3.89 to 3.70	1,239	14.55	1.20 to 1.55	62.08 to 62.28
December 31,	2019	320	2.28 to 2.82	792	10.18	1.20 to 1.55	28.09 to 29.95
December 31,	2018	448	1.78 to 2.17	859	12.71	1.20 to 1.55	(8.91) to (7.66)
December 31,	2017	588	1.95 to 2.35	1,265	2.29	1.20 to 1.55	27.45 to 29.12
December 31,	2016	697	1.53 to 1.82	1,176	—	1.20 to 1.55	(0.65) to 0.55
Alger Small Cap Growth Portfolio - Class I-2
December 31,	2020	167	3.89 to 3.69	698	8.15	1.20 to 1.55	64.83 to 64.73
December 31,	2019	196	2.21 to 2.77	494	4.64	1.20 to 1.55	27.27 to 28.84
December 31,	2018	290	1.73 to 2.15	584	4.16	1.20 to 1.55	0.00 to 0.94
December 31,	2017	308	1.73 to 2.13	617	—	1.20 to 1.55	26.62 to 28.31
December 31,	2016	384	1.36 to 1.66	602	13.43	1.20 to 1.55	4.51 to 5.73
Federated Hermes Fund for U.S. Government Securities II
December 31,	2020	284	1.37 to 1.85	466	2.19	1.20 to 1.25	3.79 to 3.93
December 31,	2019	326	1.32 to 1.78	510	2.63	1.20 to 1.55	4.09 to 5.56
December 31,	2018	372	1.26 to 1.71	553	2.48	1.20 to 1.55	(0.79) to 0.00
December 31,	2017	444	1.27 to 1.72	655	2.50	1.20 to 1.55	0.00 to 2.13
December 31,	2016	525	1.27 to 1.71	768	2.75	1.20 to 1.55	0.00 to 0.79
Federated Hermes High Income Bond Fund II - Primary Shares
December 31,	2020	410	2.78 to 2.64	1,213	6.00	1.20 to 1.55	4.12 to 3.94
December 31,	2019	476	2.54 to 3.14	1,361	6.34	1.20 to 1.55	12.89 to 14.18
December 31,	2018	500	2.25 to 2.75	1,256	8.17	1.20 to 1.55	(4.66) to (3.51)
December 31,	2017	528	2.36 to 2.85	1,388	6.86	1.20 to 1.55	5.36 to 6.34
December 31,	2016	771	2.24 to 2.68	1,918	6.46	1.20 to 1.55	12.56 to 14.53

(4)	FINANCIAL HIGHLIGHTS (CONTINUED)

		Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Federated Hermes Kaufmann Fund II - Primary Shares
December 31,	2020	92	4.90 to 5.60	483	9.35	1.20 to 1.25	27.27 to 28.44
December 31,	2019	100	3.66 to 4.36	412	7.50	1.20 to 1.55	31.65 to 33.33
December 31,	2018	149	2.91 to 3.27	468	6.59	1.20 to 1.55	2.37 to 3.48
December 31,	2017	117	2.84 to 3.16	352	10.42	1.20 to 1.55	26.51 to 27.94
December 31,	2016	124	2.15 to 2.47	293	8.27	1.20 to 1.55	1.9 to 3.35
Federated Hermes Managed Volatility Fund II - Primary Shares
December 31,	2020	143	1.85 to 2.20	287	2.84	1.20 to 1.25	(0.54) to 0.46
December 31,	2019	163	1.77 to 2.19	324	2.06	1.20 to 1.55	18.00 to 19.67
December 31,	2018	211	1.50 to 1.83	355	3.03	1.20 to 1.55	(9.77) to (8.50)
December 31,	2017	234	1.66 to 2.00	436	3.71	1.20 to 1.55	16.08 to 17.65
December 31,	2016	391	1.43 to 1.70	627	5.11	1.20 to 1.55	5.67 to 6.92
Federated Hermes Quality Bond Fund II - Primary Shares
December 31,	2020	142	1.64 to 1.58	250	3.35	1.20 to 1.55	6.49 to 6.76
December 31,	2019	217	1.48 to 1.77	367	3.13	1.20 to 1.55	7.25 to 9.26
December 31,	2018	216	1.38 to 1.62	336	3.89	1.20 to 1.55	(2.13) to (1.22)
December 31,	2017	214	1.41 to 1.64	332	3.21	1.20 to 1.55	2.80 to 3.80
December 31,	2016	213	1.37 to 1.58	321	3.77	1.20 to 1.55	2.17 to 3.27
Fidelity VIP Asset Manager Growth Portfolio - Initial Class
December 31,	2020	135	2.71 to 3.90	423	2.46	1.25 to 1.40	15.81 to 15.38
December 31,	2019	139	2.34 to 3.38	379	6.92	1.25 to 1.40	21.15 to 21.24
December 31,	2018	155	1.93 to 2.79	344	5.25	1.25 to 1.40	(8.82) to (8.53)
December 31,	2017	156	2.11 to 3.06	380	14.36	1.25 to 1.40	17.22 to 17.24
December 31,	2016	164	1.80 to 2.61	339	2.68	1.25 to 1.40	0.77 to 1.12
Fidelity VIP Asset Manager Portfolio - Initial Class
December 31,	2020	109	2.76 to 4.06	323	3.11	1.25 to 1.40	13.58 to 13.09
December 31,	2019	112	2.43 to 3.59	293	6.05	1.25 to 1.40	16.83 to 16.94
December 31,	2018	121	2.08 to 3.07	269	4.93	1.25 to 1.40	(6.73) to (6.69)
December 31,	2017	124	2.23 to 3.29	299	12.98	1.25 to 1.40	12.29 to 12.63
December 31,	2016	128	1.98 to 2.93	275	5.75	1.25 to 1.40	1.74 to 2.06
Fidelity VIP Asset Manager Portfolio - Service Class 2
December 31,	2020	—	2.51	—	—	1.25	14.61
December 31,	2019	—	2.19	—	—	1.25	17.11
December 31,	2018	—	1.87	—	—	1.25	(5.56)
December 31,	2017	—	1.98	—	0.29	1.25	13.14
December 31,	2016	4	1.75	7	5.43	1.25	2.34
Fidelity VIP Balanced Portfolio - Initial Class
December 31,	2020	6	2.97	17	—	1.25	20.73
December 31,	2019	6	2.46	14	7.69	1.40	23.00
December 31,	2018	6	2.00	12	8.33	1.40	(5.66)
December 31,	2017	6	2.12	12	4.09	1.40	14.59
December 31,	2016	6	1.85	11	3.71	1.40	5.71
Fidelity VIP Contrafund Portfolio - Initial Class
December 31,	2020	417	6.23 to 10.69	3,213	0.75	1.25 to 1.40	28.99 to 28.80
December 31,	2019	430	4.83 to 8.30	2,575	12.08	1.25 to 1.40	29.69 to 29.84
December 31,	2018	461	3.72 to 6.40	2,159	9.13	1.25 to 1.40	(7.65) to (7.46)
December 31,	2017	544	4.02 to 6.93	2,680	6.35	1.25 to 1.40	20.10 to 20.36
December 31,	2016	587	3.34 to 5.77	2,421	8.60	1.25 to 1.40	6.65 to 6.71
Fidelity VIP Contrafund Portfolio - Service Class 2
December 31,	2020	747	4.14 to 3.93	3,264	0.63	1.20 to 1.55	28.57 to 28.43
December 31,	2019	1,074	3.03 to 3.78	3,709	11.68	1.20 to 1.55	22.18 to 30.80
December 31,	2018	1,248	2.37 to 2.89	3,326	10.25	1.20 to 1.55	(8.14) to (7.07)
December 31,	2017	1,490	2.58 to 3.11	4,306	6.19	1.20 to 1.55	19.91 to 21.01
December 31,	2016	1,529	2.15 to 2.57	3,665	8.32	1.20 to 1.55	5.91 to 7.53

(4)	FINANCIAL HIGHLIGHTS (CONTINUED)

		Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Equity-Income Portfolio - Initial Class
December 31,	2020	107	5.84	622	6.39	1.40	5.23
December 31,	2019	109	5.55	605	8.54	1.40	25.57
December 31,	2018	118	4.42	519	7.29	1.40	(9.43)
December 31,	2017	135	4.88	661	3.84	1.40	11.16
December 31,	2016	168	4.39	739	8.77	1.40	16.45
Fidelity VIP Equity-Income Portfolio - Service Class 2
December 31,	2020	190	2.39 to 2.30	472	6.30	1.20 to 1.55	4.82 to 4.55
December 31,	2019	218	2.20 to 2.62	506	8.46	1.20 to 1.55	25.00 to 26.57
December 31,	2018	281	1.76 to 2.07	534	7.38	1.20 to 1.55	(9.80) to (8.81)
December 31,	2017	447	1.95 to 2.27	930	3.50	1.20 to 1.55	10.80 to 12.38
December 31,	2016	543	1.76 to 2.02	1,020	8.18	1.20 to 1.55	15.79 to 17.44
Fidelity VIP Government Money Market Portfolio - Initial Class
December 31,	2020	468	1.30	608	0.32	1.40	(0.76)
December 31,	2019	493	1.31	647	1.99	1.40	-
December 31,	2018	507	1.31	661	1.61	1.40	0.77
December 31,	2017	539	1.30	702	0.68	1.40	(0.76)
December 31,	2016	615	1.31	807	0.20	1.40	(1.50)
Fidelity VIP Government Money Market Portfolio - Service Class 2
December 31,	2020	2,762	0.90 to 0.88	2,628	0.23	1.20 to 1.55	(1.10) to (1.12)
December 31,	2019	2,813	0.89 to 1.00	2,702	1.86	1.20 to 1.55	0.00 to 1.10
December 31,	2018	3,127	0.89 to 0.99	2,985	1.40	1.20 to 1.55	0.00 to 1.02
December 31,	2017	3,451	0.89 to 0.98	3,297	0.43	1.20 to 1.55	(1.11) to 0.00
December 31,	2016	4,274	0.90 to 0.98	4,109	0.01	1.20 to 1.55	(1.10) to 0.00
Fidelity VIP Growth - Initial Class
December 31,	2020	124	10.68	1,326	9.52	1.40	41.83
December 31,	2019	136	7.53	1,027	6.89	1.40	32.57
December 31,	2018	162	5.68	919	15.13	1.40	(1.56)
December 31,	2017	171	5.77	985	7.27	1.40	33.26
December 31,	2016	211	4.33	912	9.45	1.40	(0.69)
Fidelity VIP Growth and Income - Initial Class
December 31,	2020	37	2.55	93	8.04	1.40	6.69
December 31,	2019	45	2.39	107	11.58	1.40	27.81
December 31,	2018	45	1.87	83	5.68	1.40	(10.10)
December 31,	2017	45	2.08	93	3.62	1.40	15.56
December 31,	2016	48	1.80	86	7.29	1.40	13.92
Fidelity VIP Growth and Income - Service Class 2
December 31,	2020	128	2.91 to 3.32	379	6.99	1.20 to 1.25	6.20 to 7.10
December 31,	2019	137	2.60 to 2.91	379	12.47	1.20 to 1.55	27.45 to 29.17
December 31,	2018	161	2.14 to 2.40	359	6.87	1.20 to 1.55	(10.08) to (9.43)
December 31,	2017	195	2.35 to 2.65	485	3.48	1.20 to 1.55	14.98 to 16.23
December 31,	2016	194	1.98 to 2.28	416	6.73	1.20 to 1.55	13.79 to 15.15
Fidelity VIP Growth Opportunities Portfolio - Initial Class
December 31,	2020	140	6.35	888	5.88	1.25	66.67
December 31,	2019	163	2.83 to 3.81	615	8.97	1.25 to 1.40	39.05 to 39.41
December 31,	2018	183	2.74	500	6.27	1.25 to 1.40	10.93
December 31,	2017	198	1.86	489	13.75	1.25 to 1.40	32.80
December 31,	2016	224	1.38 to 1.86	416	2.34	1.25 to 1.40	(1.43) to (0.53)
Fidelity VIP Growth Opportunities Portfolio - Service Class 2
December 31,	2020	238	4.96 to 5.89	1,248	5.72	1.20 to 1.25	65.89 to 67.81
December 31,	2019	266	1.07 to 3.51	843	8.25	1.20 to 1.55	(50.23) to 39.84
December 31,	2018	274	2.15 to 2.51	636	6.97	1.20 to 1.55	10.61 to 12.05
December 31,	2017	402	1.94 to 2.24	856	11.68	1.20 to 1.55	31.97 to 33.33
December 31,	2016	323	1.41 to 1.68	507	2.35	1.20 to 1.55	(1.40) to 0.00

(4)	FINANCIAL HIGHLIGHTS (CONTINUED)

		Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP High Income - Initial Class
December 31,	2020	20	2.85	56	5.77	1.40	1.42
December 31,	2019	19	2.81	54	6.00	1.40	13.31
December 31,	2018	19	2.48	46	6.12	1.40	(4.62)
December 31,	2017	20	2.60	52	5.46	1.40	5.69
December 31,	2016	19	2.46	48	3.03	1.40	12.84
Fidelity VIP Index 500 Portfolio - Initial Class
December 31,	2020	549	4.32 to 9.08	3,359	2.05	1.25 to 1.40	16.76 to 16.56
December 31,	2019	589	3.70 to 7.79	3,061	3.50	1.25 to 1.40	29.62 to 29.82
December 31,	2018	641	2.85 to 6.01	2,601	2.46	1.25 to 1.40	(5.80) to (5.63)
December 31,	2017	670	3.02 to 6.38	2,924	2.11	1.25 to 1.40	19.84 to 19.92
December 31,	2016	728	2.52 to 5.32	2,676	1.53	1.25 to 1.40	10.37 to 10.53
Fidelity VIP Index 500 Portfolio - Service Class 2
December 31,	2020	697	2.79 to 2.65	2,098	1.77	1.20 to 1.55	16.25 to 16.23
December 31,	2019	877	1.96 to 2.82	2,227	3.27	1.20 to 1.55	5.95 to 30.56
December 31,	2018	1,009	1.77 to 2.16	1,995	2.14	1.20 to 1.55	(6.35) to (4.85)
December 31,	2017	1,153	1.89 to 2.27	2,405	1.84	1.20 to 1.55	19.62 to 20.74
December 31,	2016	1,448	1.58 to 1.88	2,542	1.46	1.20 to 1.55	9.72 to 11.24
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
December 31,	2020	3	2.97	9	—	1.40	8.00
December 31,	2019	3	2.75	9	—	1.40	8.27
December 31,	2018	4	2.54	9	—	1.40	(1.93)
December 31,	2017	5	2.59	13	2.81	1.40	2.78
December 31,	2016	5	2.52	14	2.43	1.40	3.28
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
December 31,	2020	566	1.60 to 1.86	1,025	2.77	1.20 to 1.25	7.38 to 8.77
December 31,	2019	374	1.43 to 1.71	610	2.48	1.20 to 1.55	7.52 to 8.92
December 31,	2018	396	1.33 to 1.57	599	2.88	1.20 to 1.55	(2.21) to (1.26)
December 31,	2017	333	1.36 to 1.59	511	2.53	1.20 to 1.55	2.16 to 3.92
December 31,	2016	474	1.33 to 1.53	702	2.42	1.20 to 1.55	2.27 to 4.08
Fidelity VIP Mid Cap Portfolio - Initial Class
December 31,	2020	80	7.63	607	0.60	1.40	16.49
December 31,	2019	82	6.55	536	12.03	1.40	21.75
December 31,	2018	89	5.38	478	10.17	1.40	(15.67)
December 31,	2017	101	6.38	643	5.31	1.40	19.03
December 31,	2016	116	5.36	621	6.35	1.40	10.74
Fidelity VIP Mid Cap Portfolio - Service Class 2
December 31,	2020	498	5.03 to 4.78	2,648	0.39	1.20 to 1.55	16.44 to 16.02
December 31,	2019	685	3.36 to 5.08	3,160	11.61	1.20 to 1.55	(5.95) to 23.00
December 31,	2018	785	3.40 to 4.13	2,990	10.10	1.20 to 1.55	(16.08) to (15.20)
December 31,	2017	885	4.05 to 4.87	3,999	5.14	1.20 to 1.55	18.57 to 20.25
December 31,	2016	989	3.41 to 4.05	3,739	6.44	1.20 to 1.55	10.00 to 11.57
Fidelity VIP Overseas Portfolio - Initial Class
December 31,	2020	64	3.17	202	1.14	1.40	14.03
December 31,	2019	65	2.78	181	5.37	1.40	25.79
December 31,	2018	70	2.21	154	1.78	1.40	(15.97)
December 31,	2017	69	2.63	183	1.56	1.40	28.29
December 31,	2016	72	2.05	147	1.58	1.40	(6.39)

(4)	FINANCIAL HIGHLIGHTS (CONTINUED)

		Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Value Portfolio - Service Class 2
December 31,	2020	173	2.48 to 2.38	435	5.11	1.20 to 1.55	4.64 to 4.39
December 31,	2019	142	2.15 to 2.72	336	7.58	1.20 to 1.55	18.13 to 31.40
December 31,	2018	185	1.76 to 2.07	350	6.87	1.20 to 1.55	(15.38) to (14.46)
December 31,	2017	207	2.08 to 2.42	465	3.63	1.20 to 1.55	13.66 to 15.24
December 31,	2016	249	1.83 to 2.10	493	1.41	1.20 to 1.55	9.83 to 11.11
Fidelity VIP Value Strategies - Service Class 2
December 31,	2020	85	2.75 to 2.64	247	9.56	1.20 to 1.55	6.59 to 6.02
December 31,	2019	153	2.49 to 2.97	428	9.86	1.20 to 1.55	32.31 to 33.78
December 31,	2018	173	1.88 to 2.22	363	5.35	1.20 to 1.55	(18.97) to (17.78)
December 31,	2017	207	2.32 to 2.70	534	26.26	1.20 to 1.55	17.16 to 18.94
December 31,	2016	229	1.98 to 2.27	500	0.73	1.20 to 1.55	7.61 to 8.61
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
December 31,	2020	3	29.10 to 31.35	95	—	1.20 to 1.25	44.70 to 45.54
December 31,	2019	—	—	—	—	—	—
December 31,	2018	—	—	—	—	—	—
December 31,	2017	—	—	—	—	—	—
December 31,	2016	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Fund - Series I
December 31,	2020	3	54.40 to 52.72	185	6.39	1.20 to 1.55	(1.07) to (1.40)
December 31,	2019	3	53.47 to 59.39	195	8.91	1.20 to 1.55	23.17 to 24.64
December 31,	2018	4	43.41 to 47.65	164	5.22	1.20 to 1.55	(9.01) to (7.89)
December 31,	2017	4	47.71 to 51.73	219	4.84	1.20 to 1.55	6.93 to 8.20
December 31,	2016	5	44.62 to 47.81	215	1.38	1.20 to 1.55	13.05 to 14.41
Invesco V.I. Health Care Fund - Series I
December 31,	2020	40	3.47 to 3.30	152	1.85	1.20 to 1.55	13.03 to 12.63
December 31,	2019	67	2.93 to 3.60	217	1.57	1.20 to 1.55	30.64 to 31.87
December 31,	2018	160	2.24 to 2.73	419	18.88	1.20 to 1.55	(0.88) to 0.74
December 31,	2017	82	2.26 to 2.71	206	4.35	1.20 to 1.55	14.14 to 15.32
December 31,	2016	228	1.98 to 2.35	521	15.29	1.20 to 1.55	(12.78) to (11.99)
Invesco V.I. Global Real Estate Fund - Series I
December 31,	2020	123	3.46 to 3.29	457	7.23	1.20 to 1.55	(13.28) to (13.65)
December 31,	2019	141	3.81 to 4.69	600	4.53	1.20 to 1.55	20.95 to 22.45
December 31,	2018	156	3.15 to 3.83	549	4.52	1.20 to 1.55	(7.35) to (6.36)
December 31,	2017	195	3.40 to 4.09	734	4.77	1.20 to 1.55	11.11 to 12.67
December 31,	2016	222	3.06 to 3.63	750	3.57	1.20 to 1.55	0.62 to 1.68
Invesco V.I. Managed Volatility Fund - Series I
December 31,	2020	129	1.88 to 1.79	266	4.07	1.20 to 1.55	(2.59) to (3.24)
December 31,	2019	160	1.85 to 2.27	332	5.15	1.20 to 1.55	16.97 to 18.23
December 31,	2018	164	1.58 to 1.92	289	5.17	1.20 to 1.55	(12.23) to (11.52)
December 31,	2017	165	1.80 to 2.17	330	0.91	1.20 to 1.55	8.43 to 10.15
December 31,	2016	331	1.66 to 1.97	624	5.15	1.20 to 1.55	8.86 to 10.67
Invesco V.I. Mid Cap Growth Fund - Series I
December 31,	2020	—	19.63 to 21.02	—	30.05	1.20 to 1.25	(5.85) to (5.61)
December 31,	2019	3	20.85 to 22.27	71	15.87	1.20 to 1.55	32.72 to 33.83
December 31,	2018	3	15.71 to 16.64	55	12.59	1.20 to 1.55	(6.71) to (5.88)
December 31,	2017	5	16.84 to 17.68	88	7.79	1.20 to 1.55	21.06 to 22.02
December 31,	2016	7	13.91 to 14.49	99	9.21	1.20 to 1.55	(0.50) to 0.42
Invesco V.I. Small Cap Equity Fund - Series I
December 31,	2020	77	2.64 to 3.07	213	8.62	1.20 to 1.25	25.71 to 26.86
December 31,	2019	128	2.06 to 2.42	285	13.38	1.20 to 1.55	24.85 to 26.04
December 31,	2018	173	0.00 to 1.92	313	5.65	1.20 to 1.55	(16.24) to 0.00
December 31,	2017	261	2.00 to 2.27	572	3.96	1.20 to 1.55	12.36 to 13.50
December 31,	2016	318	1.75 to 2.00	611	7.61	1.20 to 1.55	10.56 to 11.73

(4)	FINANCIAL HIGHLIGHTS (CONTINUED)

		Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
Invesco V.I. Technology Fund - Series I
December 31,	2020	136	2.38 to 2.83	354	8.76	1.20 to 1.25	44.24 to 45.88
December 31,	2019	183	1.58 to 1.94	321	10.34	1.20 to 1.55	33.90 to 35.66
December 31,	2018	225	1.18 to 1.43	298	3.77	1.20 to 1.55	(1.67) to (0.69)
December 31,	2017	360	1.20 to 1.44	497	5.12	1.20 to 1.55	32.98 to 34.58
December 31,	2016	336	0.90 to 1.07	338	4.48	1.20 to 1.55	(2.17) to (0.93)
Lazard Retirement Emerging Markets Portfolio
December 31,	2020	29	3.67	106	2.25	1.25	(2.39)
December 31,	2019	29	3.76	108	0.94	1.25	16.77
December 31,	2018	32	3.22	104	1.68	1.25	(19.70)
December 31,	2017	33	4.01	134	1.77	1.25	26.50
December 31,	2016	36	3.17	113	1.10	1.25	19.17
Lazard Retirement Small-Mid Cap Portfolio
December 31,	2020	46	4.51	207	7.62	1.25	5.37
December 31,	2019	45	4.28	192	2.24	1.25	28.14
December 31,	2018	50	3.34	165	10.70	1.25	(14.14)
December 31,	2017	49	3.89	190	9.75	1.25	12.43
December 31,	2016	50	3.46	175	5.32	1.25	14.19
MFS Core Equity Portfolio - Initial Class
December 31,	2020	7	46.06 to 48.37	322	5.92	1.20 to 1.25	17.29 to 18.29
December 31,	2019	7	38.62 to 40.89	282	14.20	1.20 to 1.55	31.14 to 32.72
December 31,	2018	8	29.78 to 30.81	239	11.39	1.20 to 1.55	(5.04) to 4.17
December 31,	2017	9	31.36 to 32.15	288	6.11	1.20 to 1.55	22.92 to 24.37
December 31,	2016	12	25.30 to 25.85	315	9.73	1.20 to 1.55	9.67 to 10.99
MFS Growth Series - Initial Class
December 31,	2020	348	2.86 to 6.19	1,465	6.45	1.20 to 1.25	30.00 to 30.32
December 31,	2019	388	2.06 to 4.75	1,258	9.06	1.20 to 1.55	35.53 to 38.04
December 31,	2018	458	1.52 to 3.48	1,059	7.20	1.20 to 1.55	1.16 to 2.22
December 31,	2017	515	1.50 to 3.44	1,162	3.98	1.20 to 1.55	29.31 to 30.43
December 31,	2016	601	1.16 to 2.65	1,048	5.89	1.20 to 1.55	0.83 to 2.22
MFS Investors Trust Series - Initial Class
December 31,	2020	70	2.92 to 3.40	222	4.08	1.20 to 1.25	12.31 to 13.71
December 31,	2019	71	2.42 to 2.99	200	5.95	1.20 to 1.55	29.41 to 31.14
December 31,	2018	78	2.00 to 2.28	170	5.73	1.20 to 1.55	(6.87) to (5.79)
December 31,	2017	92	1.84 to 2.42	214	4.61	1.20 to 1.55	21.99 to 22.84
December 31,	2016	130	1.65 to 1.97	251	9.26	1.20 to 1.55	6.45 to 8.24
MFS Research Series - Initial Class
December 31,	2020	52	2.62 to 3.59	178	4.28	1.20 to 1.25	14.91 to 15.06
December 31,	2019	57	2.18 to 3.12	169	11.04	1.20 to 1.55	31.03 to 32.51
December 31,	2018	62	1.74 to 2.38	139	12.16	1.20 to 1.55	(5.56) to (4.69)
December 31,	2017	66	1.77 to 2.52	157	7.97	1.20 to 1.55	21.43 to 23.12
December 31,	2016	78	1.45 to 2.07	153	10.70	1.20 to 1.55	6.62 to 8.12
T. Rowe Price Equity Income Portfolio
December 31,	2020	613	2.98 to 2.83	1,935	4.64	1.20 to 1.55	0.00 to (0.35)
December 31,	2019	734	2.84 to 3.51	2,337	8.33	1.20 to 1.55	24.56 to 25.81
December 31,	2018	868	2.28 to 2.79	2,226	9.82	1.20 to 1.55	(10.94) to (9.71)
December 31,	2017	1,199	2.56 to 3.12	3,477	10.78	1.20 to 1.55	14.10 to 15.73
December 31,	2016	1,496	2.24 to 2.72	3,752	11.17	1.20 to 1.55	17.24 to 18.67

(4)	FINANCIAL HIGHLIGHTS (CONTINUED)

		Units	Unit Fair Value	Net Assets	Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s)	Lowest to Highest	(000s)	Income Ratio	Lowest to Highest	Lowest to Highest
T. Rowe Price International Stock Portfolio
December 31,	2020	752	1.64 to 1.56	1,386	5.01	1.20 to 1.55	12.33 to 12.23
December 31,	2019	813	1.39 to 2.08	1,317	6.08	1.20 to 1.55	25.42 to 27.61
December 31,	2018	1,046	1.10 to 1.65	1,346	10.43	1.20 to 1.55	(15.44) to (14.65)
December 31,	2017	1,227	1.30 to 1.95	1,857	5.02	1.20 to 1.55	25.00 to 27.64
December 31,	2016	1,467	1.04 to 1.54	1,749	4.47	1.20 to 1.55	0.65 to 1.65
T. Rowe Price Limited-Term Bond Portfolio
December 31,	2020	339	1.44 to 1.37	533	1.95	1.20 to 1.55	2.86 to 3.01
December 31,	2019	486	1.33 to 1.64	751	2.25	1.20 to 1.55	2.90 to 3.80
December 31,	2018	510	1.29 to 1.58	763	2.07	1.20 to 1.55	(0.77) to 0.64
December 31,	2017	709	1.30 to 1.57	1,071	1.38	1.20 to 1.55	0.00 to 1.29
December 31,	2016	883	1.30 to 1.55	1,320	1.49	1.20 to 1.55	(0.76) to 0.65
T. Rowe Price Mid-Cap Growth Portfolio
December 31,	2020	198	6.25 to 5.93	1,725	7.62	1.20 to 1.55	22.31 to 21.77
December 31,	2019	225	4.87 to 8.10	1,600	7.68	1.20 to 1.55	29.42 to 30.65
December 31,	2018	243	3.76 to 6.25	1,342	13.50	1.20 to 1.55	(3.59) to (2.34)
December 31,	2017	280	3.90 to 6.46	1,562	11.90	1.20 to 1.55	22.64 to 24.27
December 31,	2016	329	3.18 to 5.24	1,461	6.59	1.20 to 1.55	4.61 to 5.87
VanEck VIP Emerging Markets Fund - Initial Class
December 31,	2020	48	4.44	212	5.13	1.25	15.63
December 31,	2019	48	3.84	185	3.27	1.25	29.29
December 31,	2018	61	2.97	182	0.47	1.25	(24.62)
December 31,	2017	63	3.94	248	0.44	1.25	49.24
December 31,	2016	67	2.64	177	0.96	1.25	(1.12)
VanEck VIP Global Hard Assets Fund - Initial Class
December 31,	2020	12	2.38	28	—	1.25	17.82
December 31,	2019	11	2.02	21	—	1.25	10.38
December 31,	2018	10	1.83	18	—	1.25	(29.07)
December 31,	2017	8	2.58	20	—	1.25	(3.01)
December 31,	2016	9	2.66	23	0.39	1.25	41.49

[1]

These ratios represent the dividends, excluding distributions of realized gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[2]

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5)	UNIT CHANGES

The changes in units outstanding for the periods ended December 31, 2020 and December 31, 2019 were as follows:

		2019			2020
	December 31, 2018	Units	Units	December 31, 2019	Units	Units	December 31, 2020
Fund	Units Outstanding	Purchased	Redeemed	Units Outstanding	Purchased	Redeemed	Units Outstanding
Alger Balanced Portfolio - Class I-2	347,228	14,150	77,710	283,668	11,572	84,635	210,605
Alger Capital Appreciation Portfolio - Class I-2	499,953	13,482	41,863	471,572	15,992	144,188	343,376
Alger Growth & Income Portfolio - Class I-2	225,404	7,790	52,714	180,480	14,458	26,504	168,434
Alger Large Cap Growth Portfolio - Class I-2	444,522	7,768	103,071	349,219	4,685	36,762	317,142
Alger Mid Cap Growth Portfolio - Class I-2	447,559	6,944	134,311	320,192	6,996	19,731	307,457
Alger Small Cap Growth Portfolio - Class I-2	289,565	9,335	102,935	195,965	4,866	34,314	166,517
Federated Hermes Fund for U.S. Government Securities II	371,595	31,861	77,848	325,608	50,162	91,347	284,423
Federated Hermes High Income Bond Fund II - Primary Shares	500,456	46,742	70,971	476,227	28,957	95,080	410,104
Federated Hermes Kaufmann Fund II - Primary Shares	148,659	3,439	51,707	100,391	4,459	12,815	92,035
Federated Hermes Managed Volatility Fund II - Primary Shares	210,966	13,155	60,688	163,433	11,352	32,263	142,522
Federated Quality Bond Fund II - Primary Shares	216,304	20,181	19,039	217,446	27,346	103,247	141,545
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	154,826	5,472	21,021	139,277	1,395	5,399	135,273
Fidelity VIP Asset Manager Portfolio - Initial Class	120,577	5,128	13,586	112,119	653	3,332	109,440
Fidelity VIP Asset Manager Portfolio - Service Class 2	32	—	—	32	—	1	31
Fidelity VIP Balanced Portfolio - Initial Class	5,860	—	4	5,856	—	4	5,852
Fidelity VIP Contrafund Portfolio - Initial Class	461,012	1,505	32,433	430,084	3,660	16,689	417,055
Fidelity VIP Contrafund Portfolio - Service Class 2	1,248,358	20,363	195,160	1,073,561	18,868	345,296	747,133
Fidelity VIP Equity-Income Portfolio - Initial Class	117,586	234	8,877	108,943	259	2,660	106,542
Fidelity VIP Equity-Income Portfolio - Service Class 2	280,813	2,840	66,095	217,558	21,974	49,907	189,625
Fidelity VIP Government Money Market Portfolio - Initial Class	506,662	4,339	18,223	492,778	37,228	62,358	467,648
Fidelity VIP Government Money Market Portfolio - Service Class 2	3,126,552	285,551	599,156	2,812,947	1,385,548	1,436,102	2,762,393
Fidelity VIP Growth - Initial Class	161,616	571	25,789	136,398	1,101	13,367	124,132
Fidelity VIP Growth and Income - Initial Class	44,694	—	173	44,521	—	7,913	36,608
Fidelity VIP Growth and Income - Service Class 2	161,213	5,939	30,537	136,615	13,556	22,343	127,828
Fidelity VIP Growth Opportunities Portfolio - Initial Class	182,570	3,090	23,155	162,505	—	22,585	139,920
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	274,487	39,831	48,469	265,849	35,403	63,051	238,201
Fidelity VIP High Income - Initial Class	18,557	558	63	19,052	554	23	19,583
Fidelity VIP Index 500 Portfolio - Initial Class	640,899	11,339	63,566	588,672	10,611	49,846	549,437
Fidelity VIP Index 500 Portfolio - Service Class 2	1,009,156	79,570	211,965	876,761	172,581	352,499	696,843
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	3,594	—	363	3,231	—	354	2,877
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	396,248	40,370	62,768	373,850	254,388	62,103	566,135
Fidelity VIP Mid Cap Portfolio - Initial Class	88,943	512	6,970	82,485	1,144	4,077	79,552
Fidelity VIP Mid Cap Portfolio - Service Class 2	785,073	26,185	126,036	685,222	26,988	214,374	497,836
Fidelity VIP Overseas Portfolio - Initial Class	69,722	620	5,236	65,106	597	1,917	63,786
Fidelity VIP Value Portfolio - Service Class 2	184,714	2,079	44,667	142,126	75,701	44,953	172,874
Fidelity VIP Value Strategies - Service Class 2	172,618	5,001	24,876	152,743	18,756	86,122	85,377
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	—	—	—	—	3,394	316	3,078
Invesco V.I. Diversified Dividend Fund - Series I	3,572	243	385	3,430	299	422	3,307
Invesco V.I. Health Care Fund - Series I	160,150	3,596	96,750	66,996	2,397	29,600	39,793
Invesco V.I. Global Real Estate Fund - Series I	155,976	6,080	21,503	140,553	12,828	30,842	122,539
Invesco V.I. Managed Volatility Fund - Series I	164,085	7,375	11,178	160,282	10,123	41,757	128,648
Invesco V.I. Mid Cap Growth Fund - Series I	3,342	35	161	3,216	17	3,233	—
Invesco V.I. Small Cap Equity Fund - Series I	173,134	11,791	57,108	127,817	8,686	59,898	76,605
Invesco V.I. Technology Fund - Series I	225,471	10,525	52,636	183,360	8,577	55,470	136,467
Lazard Retirement Emerging Markets Portfolio	32,304	2,990	6,500	28,794	728	537	28,985
Lazard Retirement Small-Mid Cap Portfolio	49,511	2,611	7,187	44,935	1,926	1,099	45,762
MFS Core Equity Portfolio - Initial Class	7,985	272	1,088	7,169	492	706	6,955
MFS Growth Series - Initial Class	457,575	14,116	83,624	388,067	17,133	56,834	348,366
MFS Investors Trust Series - Initial Class	78,030	2,399	9,850	70,579	3,047	4,062	69,564
MFS Research Series - Initial Class	62,353	2,127	7,353	57,127	1,613	6,712	52,028
T. Rowe Price Equity Income Portfolio	868,045	42,264	175,810	734,499	36,634	157,950	613,183
T. Rowe Price International Stock Portfolio	1,046,144	50,257	283,370	813,031	48,650	109,838	751,843
T. Rowe Price Limited-Term Bond Portfolio	510,463	37,768	62,134	486,097	49,734	196,450	339,381
T. Rowe Price Mid-Cap Growth Portfolio	242,865	3,536	21,294	225,107	6,995	33,830	198,272
VanEck VIP Emerging Markets Fund - Initial Class	61,280	5,717	18,757	48,240	514	1,094	47,660
VanEck VIP Global Hard Assets Fund - Initial Class	9,776	850	7	10,619	1,307	6	11,920
Total	18,230,654	920,496	3,338,740	15,812,410	2,476,904	4,338,817	13,950,497

(6)	SUBSEQUENT EVENTS

The Separate Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.